EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

(in millions except per share amounts)	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net income attributable to equity shareholders of the Company	$240	$264	$494	$443

Weighted average shares outstanding
Basic	552	535	551	534
Diluted	556	550	556	550

Total basic and diluted EPS attributable to equity shareholders
Basic	$0.43	$0.49	$0.90	$0.83
Diluted	$0.43	$0.48	$0.89	$0.81